Related Party Transactions (Predecessor) - SCH Convertible Note (Details) - USD ($) $ in Thousands		3 Months Ended	7 Months Ended	12 Months Ended
	Jan. 02, 2020	Mar. 31, 2024	Jul. 21, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2020
Related Party Transactions
Estimated fair value of convertible notes		$ 5,100			$ 131,300	$ 0
Debt extinguishment due to warrant modification			$ 17,036
Additional Paid-in Capital [Member]
Related Party Transactions
Debt extinguishment due to warrant modification			17,036
Strathspey Crown Holdings Group, LLC ("SCH") | SCH Convertible Note
Related Party Transactions
Amount Attributable to Contingent Warrants Due To Warrant Modification			11,800
SCH Convertible Note | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Increase in additional paid in capital from debt extinguishment due to warrant modification			17,000
Debt extinguishment due to warrant modification			17,000
Income (expense) related to decrease (increase) in fair value			$ 4,200		2,100
SCH Convertible Note | SCH Convertible Note
Related Party Transactions
Income (expense) related to decrease (increase) in fair value		$ 1,500
SCH Convertible Note | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Estimated fair value of convertible notes					25,100
Percentage of the shares the holders would have been entitled to receive via the previous warrant agreement				85.00%
Outstanding amount					17,500
Percentage of repayment of principal amount	175.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount	175.00%
Strathspey Crown note 2020 | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Aggregate principal amount	$ 17,500
Outstanding amount					$ 30,600		$ 30,600
Interest rate (as a percent)	0.00%				15.79%